Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.1%	Shares	Value
Air freight & logistics - 1.5%
FedEx Corp.	21,800	$6,102,910
XPO Logistics, Inc.*	18,900	2,621,241
Automobiles - 1.4%
Tesla, Inc.*	12,500	8,590,000
Beverages - 0.4%
Keurig Dr Pepper, Inc.	68,900	2,425,969
Biotechnology - 1.5%
AbbVie, Inc.	74,100	8,617,830
Building products - 1.2%
Carrier Global Corp.	127,731	7,057,138
Capital markets - 1.4%
The Charles Schwab Corp.	58,200	3,954,690
The Goldman Sachs Group, Inc.	11,200	4,198,656
Chemicals - 0.8%
Olin Corp.	102,400	4,815,872
Electrical equipment - 0.9%
Generac Holdings, Inc.*	12,500	5,242,000
Electronic equipment, instruments & components - 0.7%
Keysight Technologies, Inc.*	24,600	4,047,930
Entertainment - 1.8%
Activision Blizzard, Inc.	54,800	4,582,376
Netflix, Inc.*	11,300	5,848,541
Food & staples retailing - 1.9%
Costco Wholesale Corp.	13,300	5,715,276
Wal-Mart, Inc.	40,600	5,787,530
Health care equipment & supplies - 0.8%
Danaher Corp.	5,900	1,755,191
Zimmer Biomet Holdings, Inc.	19,200	3,137,664
Health care providers & services - 4.0%
CVS Health Corp.	53,300	4,389,788
Laboratory Corp. of America Holdings*	10,700	3,168,805
McKesson Corp.	20,100	4,096,983
UnitedHealth Group, Inc.	28,800	11,871,936
Health care technology - 0.8%
Veeva Systems, Inc., Class A*	14,700	4,890,837
Hotels, restaurants & leisure - 0.7%
Darden Restaurants, Inc.	27,600	4,026,288
Household durables - 2.2%
D.R. Horton, Inc.	38,100	3,635,883
Lennar Corp., Class A	47,500	4,994,625
PulteGroup, Inc.	76,500	4,197,555
Insurance - 0.4%
MetLife, Inc.	44,400	2,561,880
Interactive media & services - 9.4%
Alphabet, Inc., Class A*	6,114	16,474,356
Alphabet, Inc., Class C*	4,712	12,743,227
Facebook, Inc., Class A*	67,600	24,085,880
Pinterest, Inc., Class A*	39,900	2,350,110
Internet & direct marketing retail - 7.6%
Amazon.com, Inc.*	10,900	36,270,731
eBay, Inc.	64,200	4,379,082
Etsy, Inc.*	24,600	4,514,346
IT services - 7.3%
Akamai Technologies, Inc.*	32,100	3,849,432
Global Payments, Inc.	19,500	3,771,495
MasterCard, Inc., Class A	24,630	9,505,702
PayPal Holdings, Inc.*	59,500	16,394,035
Visa, Inc., Class A	39,400	9,707,766
Life sciences tools & services - 1.7%
Thermo Fisher Scientific, Inc.	19,200	10,368,192
Machinery - 1.2%
Cummins, Inc.	19,900	4,618,790
The Middleby Corp.*	12,700	2,431,923
Media - 0.4%
Omnicom Group, Inc.	33,352	2,428,693
Multiline retail - 1.6%
Target Corp.	36,900	9,632,745
Oil, gas & consumable fuels - 0.3%
Marathon Oil Corp.	179,000	2,074,610
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	97,500	6,617,325
Professional services - 0.4%
ManpowerGroup, Inc.	20,500	2,430,890
Road & rail - 0.5%
Old Dominion Freight Line, Inc.	10,700	2,879,905
Semiconductors & semiconductor equipment - 11.2%
Advanced Micro Devices, Inc.*	52,900	5,617,451
Broadcom, Inc.	6,600	3,203,640
KLA Corp.	19,900	6,928,384
Lam Research Corp.	9,400	5,991,654
NVIDIA Corp.	99,200	19,343,008
Qorvo, Inc.*	18,800	3,564,292
QUALCOMM, Inc.	56,200	8,418,760
Teradyne, Inc.	58,800	7,467,600
Texas Instruments, Inc.	32,100	6,118,902
Software - 17.0%
Adobe, Inc.*	22,600	14,048,838
Cloudflare, Inc., Class A*	34,600	4,104,598
Crowdstrike Holdings, Inc., Class A*	11,700	2,967,237
Fortinet, Inc.*	16,500	4,491,960
Microsoft Corp.	178,200	50,770,962
salesforce.com, Inc.*	34,800	8,419,164
SS&C Technologies Holdings, Inc.	35,900	2,814,201
Synopsys, Inc.*	38,700	11,145,213
Zoom Video Communications, Inc., Class A*	5,500	2,079,550
Specialty retail - 5.5%
Advance Auto Parts, Inc.	13,600	2,884,016
AutoZone, Inc.*	2,700	4,383,639
Dick's Sporting Goods, Inc.	73,200	7,623,048
Foot Locker, Inc.	37,500	2,139,750
Lowe's Cos., Inc.	21,300	4,104,297
The Home Depot, Inc.	34,400	11,289,736
Technology hardware, storage & peripherals - 9.7%
Apple, Inc.	395,664	57,711,551
Textiles, apparel & luxury goods - 0.8%
NIKE, Inc., Class B	29,600	4,958,296
Trading companies & distributors - 1.0%
United Rentals, Inc.*	18,700	6,162,585
Total common stocks (cost $235,560,159)		588,616,961
Total investment portfolio (cost $235,560,159) - 99.1%		588,616,961
Other assets in excess of liabilities - 0.9%		5,443,057
Total net assets - 100.0%		$594,060,018

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.